Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Derivative financial instruments
20. Derivative financial instruments
31 December 2021

	Asset £m	Current Liability £m	Non-current Liability £m	Total £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	0.2	(0.1)	—	0.1
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	0.3	(0.1)	—	0.2

	0.5	(0.2)	—	0.3

31 December 2020

	Asset £m	Current Liability £m	Non-current Liability £m	Total £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	0.1	(0.1)	—	—
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	0.2	—	—	0.2

	0.3	(0.1)	—	0.2

30 June 2020

	Asset £m	Current Liability £m	Non-current Liability £m	Total Asset £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	—	(0.4)	—	(0.4)
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	—	(0.8)	—	(0.8)

	—	(1.2)	—	(1.2)

30 June 2019

	Asset £m	Current Liability £m	Non-current Liability £m	Total £m
Derivatives carried at fair value through profit and loss
Forward exchange contracts that are not designated in hedge accounting relationships	—	(0.4)	—	(0.4)
Derivatives that are designated and effective as hedging instruments carried at fair value
Forward exchange contracts	0.2	(1.6)	(0.1)	(1.5)

	0.2	(2.0)	(0.1)	(1.9)

Further details of derivative financial instruments are provided in note 26.